Goldman Sachs Funds

ASSET ALLOCATION PORTFOLIOS

Semiannual Report June 30, 2000

Strategies designed to provide a complete investment program in a single investment and capitalize on the benefits of asset allocation.

Goldman Sachs

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Market Overview

Dear Shareholder,

It has been an eventful period in the global financial markets thus far in 2000 — one marked by a dramatic increase in volatility uncertainty, and, ultimately, mixed performance results.

•  Global Equity Markets — In the U.S., the S&P 500 Index fell slightly during the six-month reporting period, but this masked the volatile nature of the market. After an early rally, limited mostly to technology-related stocks, the market abruptly turned in mid-March. High valuations and rising interest rates caused investors to abandon the technology-heavy NASDAQ. While other types of stocks were dragged down, technology issues experienced the brunt of the damage. At one point, the NASDAQ was down 37% from its peak before rallying strongly in June. By the end of the reporting period, the NASDAQ had fallen 27% from its high, while the S&P 500 Index was down roughly 5% from its peak.

The ramifications of the volatility in the U.S. were felt abroad as well — causing the stock markets in both developed and emerging markets to fall. In Europe, continued concern over the direction of interest rates and the prospects for ‘new economy’ stocks undermined investor confidence. European markets were also unsettled by two interest rate increases by the European Central Bank. Extreme volatility continued to characterize the market, compounded by thin trading volumes.

     The Japanese market suffered as well with large cap growth stocks in the Information Technology (IT) sector leading the decline. However, corporate results for the year ended March 2000 confirmed improving underlying fundamentals. Non-financials’ pretax profits rose 13%, comfortably beating the street forecast. Also, corporate restructuring plans in a variety of industries contributed to firm earnings, despite a continued contraction in revenues.

•  Global Fixed Income Markets — In the U.S., the Federal Reserve Board (the “Fed”) remained diligent in its attempts to ward off inflation. The Fed raised interest rates on six consecutive occasions during the last twelve months prior to holding rates steady at the end of June. Investors have shown optimism that the Fed’s job is virtually complete. As such, many sectors of the market rallied late in the period.

     In Europe, the European Central Bank (ECB) raised the repo rate by 25 basis points in April and a surprise 50 basis points in June. The ECB voiced concerns over the weak currency and generous liquidity conditions in the Euro area. Inflation risks also continued to increase, as the growth outlook improved.

Japanese bonds began to outperform in the second quarter as the focus on ending the zero-interest rate policy diminished. Investors were encouraged as data pointed to a gradual recovery and an easing of deflationary pressures. However, by the end of the quarter, expectations for an early rate rise increased, pushing bond yields higher.

We encourage you to maintain your long-term investment program, and look forward to serving your investment needs in the years ahead.

Sincerely,

David B. Ford	David W. Blood
Co-Head, Goldman Sachs Asset Management	Co-Head, Goldman Sachs Asset Management

July 17, 2000

NOT FDIC-INSURED
May Lose Value
No Bank Guarantee

FUND BASICS

Conservative Strategy

as of June 30, 2000

PERFORMANCE REVIEW

December 31, 1999–June 30, 2000	Fund Cumulative Total Return (based on NAV)[1]

Class A	1.90%
Class B	1.41%
Class C	1.52%
Institutional	2.21%
Service	1.89%

1   The net asset value (“NAV”) represents the net assets of the Portfolio (ex-dividend) divided by the total number of shares outstanding. Performance does not reflect the deduction of any applicable sales charge. Total return figures are not annualized.

STANDARDIZED TOTAL RETURNS2

For the period ending June 30, 2000	Class A	Class B	Class C	Institutional	Service

One Year	–1.99%	–2.18%	1.91%	4.33%	3.60%
Since Inception (2/8/99)	1.17%	1.58%	4.54%	5.95%	5.36%

2   The Standardized Total Returns are average annual or cumulative (only if performance period is one year or less) total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Total Returns.

3   As of 6/30/00. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

4   The allocation shown above for the Goldman Sachs CORE Large Cap Value Fund was gradually implemented; this process was completed in mid-February 1999. The Goldman Sachs CORE Large Cap Value Fund more closely tracks the Russell 1000 Value Index.

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

FUND BASICS

Balanced Strategy

as of June 30, 2000

PERFORMANCE REVIEW

December 31, 1999–June 30, 2000	Fund Cumulative Total Return (based on NAV)[1]

Class A	0.16%
Class B	–0.22%
Class C	–0.3%0
Institutional	0.27%
Service	0.09%

1 The net asset value (“NAV”) represents the net assets of the Portfolio (ex-dividend) divided by the total number of shares outstanding. Performance does not reflect the deduction of any applicable sales charge. Total return figures are not annualized.

STANDARDIZED TOTAL RETURNS2

For the period ending June 30, 2000	Class A	Class B	Class C	Institutional	Service

One Year	0.52%	0.34%	4.45%	6.72%	6.25%
Since Inception (1/2/98)	4.41%	4.83%	6.01%	7.21%	6.69%

2   The Standardized Total Returns are average annual or cumulative (only if performance is one year or less) total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Total Returns.

3   As of 6/30/00. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

4   The allocation shown above for the Goldman Sachs CORE Large Cap Value Fund was gradually implemented; this process was completed in mid-February 1999. The Goldman Sachs CORE Large Cap Value Fund more closely tracks the Russell 1000 Value Index.

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

FUND BASICS

Growth and Income Strategy

as of June 30, 2000

PERFORMANCE REVIEW

December 31, 1999–June 30, 2000	Fund Cumulative Total Return (based on NAV)[1]

Class A	-0.37%
Class B	-0.74%
Class C	-0.74%
Institutional	0.00%
Service	-0.41%

1   The net asset value (“NAV”) represents the net assets of the Portfolio (ex-dividend) divided by the total number of shares outstanding. Performance does not reflect the deduction of any applicable sales charge. Total return figures are not annualized.

STANDARDIZED TOTAL RETURNS2

For the period ending June 30, 2000	Class A	Class B	Class C	Institutional	Service

One Year	2.22%	2.28%	6.44%	8.77%	8.07%
Since Inception (1/2/98)	6.19%	6.71%	7.83%	9.08%	8.48%

2   The Standardized Total Returns are average annual or cumulative (only if performance period is one year or less) total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Total Returns.

3   As of 6/30/00. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

4   The allocation shown above for the Goldman Sachs CORE Large Cap Value Fund was gradually implemented; this process was completed in mid-February 1999. The Goldman Sachs CORE Large Cap Value Fund more closely tracks the Russell 1000 Value Index.

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

FUND BASICS

Growth Strategy

as of June 30, 2000

PERFORMANCE REVIEW

December 31, 1999–June 30, 2000	Fund Cumulative Total Return (based on NAV)[1]

Class A	-1.39%
Class B	-1.72%
Class C	-1.80%
Institutional	-1.14%
Service	-1.39%

1   The net asset value (“NAV”) represents the net assets of the Portfolio (ex-dividend) divided by the total number of shares outstanding. Performance does not reflect the deduction of any applicable sales charge. Total return figures are not annualized.

STANDARDIZED TOTAL RETURNS2

For the period ending June 30, 2000	Class A	Class B	Class C	Institutional	Service

One Year	3.30%	3.46%	7.48%	9.79%	9.15%
Since Inception (1/2/98)	6.80%	7.38%	8.46%	9.61%	9.08%

2   The Standardized Total Returns are average annual or cumulative (only if performance period is one year or less) total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Total Returns.

3   As of 6/30/00. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

4   The allocation shown above for the Goldman Sachs CORE Large Cap Value Fund was gradually implemented; this process was completed in mid-February 1999. The Goldman Sachs CORE Large Cap Value Fund more closely tracks the Russell 1000 Value Index.

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

F U N D   B A S I C S

Aggressive Growth Strategy

as of June 30, 2000

P E R F O R M A N C E     R E V I E W

	December 31, 1999–June 30, 2000	Fund Cumulative Total Return (based on NAV)[1]

	Class A	–2.22%
	Class B	–2.55%
	Class C	–2.47%
	Institutional	–1.98%
	Service	–2.22%

[1]	The net asset value (“NAV”) represents the net assets of the Portfolio (ex-dividend) divided by the total number of shares outstanding. Performance does not reflect the deduction of any applicable sales charge. Total return figures are not annualized.

S TA N D A R D I Z E D     T O TA L      R E T U R N S 2

	For the period ending June 30, 2000	Class A	Class B	Class C	Institutional	Service

	One Year	4.31%	4.54%	8.59%	10.78%	10.29%
	Since Inception (1/2/98)	7.17%	7.78%	8.92%	9.94%	9.52%

[2]	The Standardized Total Returns are average annual or cumulative (only if performance period is one year or less) total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Total Returns.

[3]	As of 6/30/00. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

[4]	The allocation shown above for the Goldman Sachs CORE Large Cap Value Fund was gradually implemented; this process was completed in mid-February 1999. The Goldman Sachs CORE Large Cap Value Fund more closely tracks the Russell 1000 Value Index.

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

5

P E R F O R M A N C E     O V E R V I E W

Asset Allocation Portfolios

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Asset Allocation Portfolios (individually, the “Portfolio,” and collectively, the “Portfolios”). This semiannual report covers the six-month period ended June 30, 2000.

Asset Allocation

The performance of your Portfolio is driven primarily by three factors: 1) strategic asset allocation policy; 2) underlying fund performance; and 3) tactical reallocation. By reallocating your Portfolio on a quarterly basis, we seek to enhance performance over the long term.
     During the first half of the year, the Portfolios were subject to the extreme gyrations in the global financial markets. We sought to enhance performance with our tactical allocations that included a modest overweight in stocks. The Portfolios’ overweight positions in international versus domestic stocks hurt performance, while our overweight positions in international versus domestic bonds helped performance.
     Overall, the various Portfolios invest their assets in a strategic mix of stocks, bonds and cash equivalents. Each quarter, the allocation is adjusted based on current market conditions and our economic and market forecast. At the end of June, we completed our annual strategic benchmark rebalancing bringing the total equity portion of the various Portfolios back in line with our long-term target weights.

Regional Preferences

  Equities — We began the year favoring Asia (including Japan) due to strong fund flows and attractive valuations. This viewpoint held throughout much of the reporting period. We were relatively neutral for Continental Europe because of mixed earnings and expected valuation levels. The UK and U.S. were among our least favorite regions throughout the period primarily as a result of poor valuation levels and relatively weak momentum.
  Bonds — During the period, we favored the markets in Sweden and Japan. In Sweden, valuation forecasts were positive and, in Japan, market outperformance and strong fund flows were attractive. As the period began, we were neutral on the UK market. However, by the end of the second quarter, we held an unfavorable viewpoint, as a consequence of poor monetary conditions, below average yield forecasts and weak fund flows. Conversely, U.S. bonds began the period as one of our least favorite markets, because of unfavorable conditions and poor performance. However, we took a more positive stance as the period progressed, as we saw positive yield-related indicators and a reversal in market performance.

Performance

Increased volatility, coupled with rapid rotations among equity and fixed income sectors, led to a challenging market environment. During the first half of the reporting period, both tactical and fund allocations were oftentimes unsuccessful. However, during the second quarter, underlying fund performance aided results.

6

P E R F O R M A N C E     O V E R V I E W

  Goldman Sachs Conservative Strategy Portfolio —The Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns during the six-month period that ended June 30, 2000 of 1.90%, 1.41%, 1.52%, 2.21% and 1.89%, respectively.
  Goldman Sachs Balanced Strategy Portfolio —The Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns during the six-month period that ended June 30, 2000 of 0.16%, –0.22%, –0.30%, 0.27% and 0.09%, respectively.
  Goldman Sachs Growth and Income Strategy Portfolio — The Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns during the six-month period that ended June 30, 2000 of –0.37%, –0.74%, –0.74%, 0.00% and –0.41%, respectively.
  Goldman Sachs Growth Strategy Portfolio — The Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns during the six-month period that ended June 30, 2000 of –1.39%, –1.72%, –1.80%, –1.14% and –1.39%, respectively.
  Goldman Sachs Aggressive Growth Strategy Portfolio — The Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns during the six-month period that ended June 30, 2000 of –2.22%, –2.55%, –2.47%, –1.98% and –2.22%, respectively.

Current Outlook

  Global Asset Allocation —Despite expensive valuations, we are mildly positive on stocks, due to the favorable inflation environment and reasonable growth prospects. We also have a positive view on bonds versus cash, but not bonds versus stocks. This is a result of reasonable valuation levels and strong momentum.
  Equities — Our favorite region is currently Asia followed by continental Europe. On the other hand, North America and the UK appear to be the least attractive regions. Within non-Japan Asia, we are positive on New Zealand, given its excellent export prospects and good valuation levels. We also favor Australia due to valuation levels. We consider Hong Kong to be one of the least attractive equity markets, mostly because of weak earnings and poor exports. Despite favorable valuation forecast variables, our outlook for Japan appears below average as a result of poor export prospects and weak earnings momentum. Within Europe, Finland, Germany and France are our least favorite markets, given weak earnings and expensive valuations. We consider Belgium to be one of the most attractive markets globally based on strong earnings momentum and positive export prospects. We are also positive on Norway and Spain due to good valuation levels and strong export prospects, respectively. We dislike the UK as it stacks up poorly across all of our forecast variables. Despite our favorable outlook for Canada, we consider North America to be one of the least attractive regions, due mainly to poor valuation forecast variables and relatively weak momentum.

7

P E R F O R M A N C E     O V E R V I E W

  Bonds —Our favorite bond market is Sweden followed by Canada and Japan. Our bullishness on Swedish bonds is motivated by attractive valuation-related forecast variables, strong fund flows and good recent market performance. Within the Dollar Block, positive yield-related forecast variables, strong fund flows and good short-term momentum drive our optimism on Canada. We also consider Australia and the U.S. to be attractive as a result of favorable yield-related indicators and market outperformance. Positive monetary conditions, as well as strong medium-term momentum, support our positive view on Japan. With unattractive yield-related forecast variables and poor market performance, Switzerland is one of our least favorite bond markets. We also hold a bearish view on UK Gilts based on unfavorable monetary conditions, below-average yield-related forecast variables and weak fund flows.

We hope this summary has been helpful to you in understanding how we manage your Portfolio. If you have questions or comments, we encourage you to contact your Goldman Sachs representative.

We thank you for the confidence you have placed in us and look forward to your continued support.

Goldman Sachs Quantitative Strategies Group

July 17, 2000

GOLDMAN SACHS CONSERVATIVE STRATEGY PORTFOLIO

Performance Summary
June 30, 2000 (Unaudited)

The following graph shows the value, as of June 30, 2000, of a $10,000 investment made on March 1, 1999 in Class B Shares (with the applicable maximum contingent deferred sales charges of 5% declining to 0% after six years). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Lehman Brothers Aggregate Bond Index and two-year U.S. Treasury Security (“Two-Year T-Bill”)) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Performance of Class A, Class C, Institutional Shares and Service Shares will vary from Class B Shares due to differences in fees and loads.

Goldman Sachs Conservative Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested March 1, 1999 to June 30, 2000. (a)

$13,000
$12,000
$11,000
$10,000
$9,000
Class B
S&P 500 Index
Lehman Brothers Aggregate Bond Index
Two - Year T-Bill
$11,940
$10,501
$10,423
$10,073
3/1/99
6/99
9/99
12/99
3/00
6/00

Average Annual Total Return through June 30, 2000	Since Inception(b)	One Year	Six Months (c)

Class A
Excluding sales charges	5.34%	3.74%	1.90%
Including sales charges	1.17%	-1.99%	-3.69%

Class B
Excluding contingent deferred sales charges	4.55%	2.95%	1.41%
Including contingent deferred sales charges	1.58%	-2.18%	-3.66%

Class C
Excluding contingent deferred sales charges	4.54%	2.93%	1.52%
Including contingent deferred sales charges	4.54%	1.91%	0.50%

Institutional Class	5.95%	4.33%	2.21%

Service Class	5.36%	3.60%	1.89%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All classes commenced operations on February 8, 1999.
(c)	Not annualized.
GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Performance Summary
June 30, 2000 (Unaudited)

The following graph shows the value, as of June 30, 2000, of a $10,000 investment made on February 1, 1998 in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Lehman Brothers High Yield Bond Index and Two-Year T-Bill) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Performance of Class B, Class C, Institutional Shares and Service Shares will vary from Class A Shares due to differences in fees and loads.

Goldman Sachs Balanced Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to June 30, 2000. (a)

$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Class A
S&P 500 Index
Lehman Brothers High Yield Bond Index
Two - Year T-Bill
$15,325
$11,026
$11,021
$10,121
2/1/98
6/98
12/98
6/99
12/99
6/00

Average Annual Total Return through June 30, 2000	Since Inception (b)	One Year	Six Months (c)

Class A
Excluding sales charges	6.79%	6.38%	0.16%
Including sales charges	4.41%	0.52%	-5.35%

Class B
Excluding contingent deferred sales charges	6.02%	5.49%	-0.22%
Including contingent deferred sales charges	4.83%	0.34%	-5.21%

Class C
Excluding contingent deferred sales charges	6.01%	5.48%	-0.30%
Including contingent deferred sales charges	6.01%	4.45%	-1.30%

Institutional Class	7.21%	6.72%	0.27%

Service Class	6.69%	6.25%	0.09%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All classes commenced operations on January 2, 1998.
(c)	Not annualized.
GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Statements of Investments

June 30, 2000 (Unaudited)

GOLDMAN SACHS
CONSERVATIVE STRATEGY PORTFOLIO

Shares	Description	Value

Mutual Funds (Institutional Shares) – 99.3%
Equity – 21.2%
61,107	Goldman Sachs CORE Large Cap Growth Fund – 9.6%	$ 1,311,960
119,007	Goldman Sachs CORE Large Cap Value Fund – 8.7%	1,191,261
40,846	Goldman Sachs Real Estate Securities Fund – 2.9%	403,962

		$ 2,907,183

Fixed Income – 78.1%
907,369	Goldman Sachs Short Duration Government Fund – 62.2%	$ 8,538,339
149,409	Goldman Sachs Global Income Fund – 15.9%	2,175,389

		$10,713,728

TOTAL INVESTMENTS
(Cost $13,535,636)		$13,620,911

GOLDMAN SACHS
BALANCED STRATEGY PORTFOLIO

Shares	Description	Value

Mutual Funds (Institutional Shares) – 99.9%
Equity – 41.7%
1,699,757	Goldman Sachs CORE International Equity Fund – 22.9%	$20,227,104
327,285	Goldman Sachs CORE Large Cap Growth Fund – 7.7%	6,749,753
571,342	Goldman Sachs CORE Large Cap Value Fund – 6.5%	5,719,137
219,238	Goldman Sachs Real Estate Securities Fund – 2.5%	2,168,265
153,100	Goldman Sachs CORE Small Cap Equity Fund – 2.1%	1,893,845

		$36,758,104

Fixed Income – 58.2%
3,322,403	Goldman Sachs Short Duration Government Fund – 35.5%	$31,292,046
1,147,603	Goldman Sachs Global Income Fund – 19.0%	16,709,096
370,116	Goldman Sachs High Yield Fund – 3.7%	3,223,711

		$51,224,853

TOTAL INVESTMENTS
(Cost $83,619,101)		$87,982,957

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at
1-800-526-7384 or visit us on the web at www.gs.com/funds.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO
Performance Summary
June 30, 2000 (Unaudited)

The following graph shows the value, as of June 30, 2000, of a $10,000 investment made on February 1, 1998 in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Lehman Brothers High Yield Bond Index, Lehman Brothers Aggregate Bond Index and Morgan Stanley EAFE Index (“MSCI EAFE”)) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Performance of Class B, Class C, Institutional Shares and Service Shares will vary from Class A Shares due to differences in fees and loads.

Goldman Sachs Growth and Income Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to June 30, 2000. (a)

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
Class A
S&P 500 Index
Lehman Brothers High Yield Bond Index
Lehman Brothers Aggregate Bond Index
MSCI EAFE Index
$15,325
$14,065
$11,365
$11,068
$10,121
2/1/98
6/98
12/98
6/99
12/99
6/00

Average Annual Total Return through June 30, 2000	Since Inception (b)	One Year	Six Months (c)

Class A
Excluding sales charges	8.62%	8.16%	-0.37%
Including sales charges	6.19%	2.22%	-5.84%

Class B
Excluding contingent deferred sales charges	7.84%	7.37%	-0.74%
Including contingent deferred sales charges	6.71%	2.28%	-5.71%

Class C
Excluding contingent deferred sales charges	7.83%	7.46%	-0.74%
Including contingent deferred sales charges	7.83%	6.44%	-1.73%

Institutional Class	9.08%	8.77%	0.00%

Service Class	8.48%	8.07%	-0.41%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All classes commenced operations on January 2, 1998.
(c)	Not annualized.
GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Performance Summary
June 30, 2000 (Unaudited)

The following graph shows the value, as of June 30, 2000, of a $10,000 investment made on February 1, 1998 in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, MSCI EAFE Index, Russell 2000 Index and Morgan Stanley Emerging Markets Free Index (“MSCI EMF”)) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Performance of Class B, Class C, Institutional Shares and Service Shares will vary from Class A Shares due to differences in fees and loads.

Goldman Sachs Growth Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to June 30, 2000. (a)

$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
Class A
S&P 500 Index
MSCI EAFE Index
Russell 2000 Index
MSCI EMF Index
$15,325
$14,065
$12,406
$12,367
$11,518
2/1/98
6/98
12/98
6/99
12/99
6/00

Average Annual Total Return through June 30, 2000	Since Inception (b)	One Year	Six Months (c)

Class A
Excluding sales charges	9.24%	9.27%	-1.39%
Including sales charges	6.80%	3.30%	-6.80%

Class B
Excluding contingent deferred sales charges	8.47%	8.49%	-1.72%
Including contingent deferred sales charges	7.38%	3.46%	-6.63%

Class C
Excluding contingent deferred sales charges	8.46%	8.49%	-1.80%
Including contingent deferred sales charges	8.46%	7.48%	-2.78%

Institutional Class	9.61%	9.79%	-1.14%

Service Class	9.08%	9.15%	-1.39%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All classes commenced operations on January 2, 1998.
(c)	Not annualized.
GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Statements of Investments

June 30, 2000 (Unaudited)

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Shares	Description	Value

Mutual Funds (Institutional Shares) – 99.9%
Equity – 60.9%
9,098,209	Goldman Sachs CORE International Equity Fund – 25.2%	$108,268,683
2,572,500	Goldman Sachs CORE Large Cap Growth Fund – 12.9%	55,231,578
5,054,844	Goldman Sachs CORE Large Cap Value Fund – 11.8%	50,598,990
1,669,411	Goldman Sachs Emerging Markets Equity Fund – 4.3%	18,664,020
891,039	Goldman Sachs CORE Small Cap Equity Fund – 2.6%	11,022,149
584,409	Goldman Sachs International Small Cap Equity Fund – 2.2%	9,496,649
839,841	Goldman Sachs Real Estate Securities Fund – 1.9%	8,306,027

		$261,588,096

Fixed Income – 39.0%
6,647,065	Goldman Sachs Global Income Fund – 22.5%	$ 96,781,265
4,135,967	Goldman Sachs Core Fixed Income Fund – 9.1%	39,002,171
2,376,363	Goldman Sachs High Yield Fund – 4.8%	20,698,122
1,153,693	Goldman Sachs Short Duration Government Fund – 2.6%	10,856,252

		$167,337,810

TOTAL INVESTMENTS
(Cost $387,705,783)		$428,925,906

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Shares	Description	Value

Mutual Funds (Institutional Shares) – 99.9%
Equity – 81.0%
8,814,760	Goldman Sachs CORE International Equity Fund – 31.1%	$104,895,643
2,914,244	Goldman Sachs CORE Large Cap Growth Fund – 18.6%	62,568,817
5,734,634	Goldman Sachs CORE Large Cap Value Fund – 17.0%	57,403,688
1,614,292	Goldman Sachs Emerging Markets Equity Fund – 5.3%	18,047,787
1,009,485	Goldman Sachs CORE Small Cap Equity Fund – 3.7%	12,487,333
635,111	Goldman Sachs International Small Cap Equity Fund – 3.1%	10,320,554
733,785	Goldman Sachs Real Estate Securities Fund – 2.2%	7,257,137

		$272,980,959

Fixed Income – 18.9%
2,661,310	Goldman Sachs Global Income Fund – 11.5%	$ 38,748,675
1,827,494	Goldman Sachs High Yield Fund – 4.7%	15,917,470
954,502	Goldman Sachs Core Fixed Income Fund – 2.7%	9,000,956

		$ 63,667,101

TOTAL INVESTMENTS
(Cost $292,231,850)		$336,648,060

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at
1-800-526-7384 or visit us on the web at www.gs.com/funds.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Performance Summary
June 30, 2000 (Unaudited)

The following graph shows the value, as of June 30, 2000, of a $10,000 investment made on February 1, 1998 in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, MSCI EAFE Index, Russell 2000 Index and MSCI EMF Index) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Performance of Class B, Class C, Institutional Shares and Service Shares will vary from Class A Shares due to differences in fees and loads.

Goldman Sachs Aggressive Growth Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to June 30, 2000. (a)

Class A
S&P 500 Index
MSCI EAFE Index
Russell 2000 Index
MSCI EMF Index
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
2/1/98
6/98
12/98
6/99
12/99
6/00
$15,325
$14,065
$12,406
$12,367
$11,605

Average Annual Total Return through June 30, 2000	Since Inception (b)	One Year	Six Months (c)

Class A
Excluding sales charges	9.62%	10.40%	-2.22%
Including sales charges	7.17%	4.31%	-7.57%

Class B
Excluding contingent deferred sales charges	8.85%	9.54%	-2.55%
Including contingent deferred sales charges	7.78%	4.54%	-7.42%

Class C
Excluding contingent deferred sales charges	8.92%	9.59%	-2.47%
Including contingent deferred sales charges	8.92%	8.59%	-3.44%

Institutional Class	9.94%	10.78%	-1.98%

Service Class	9.52%	10.29%	-2.22%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All classes commenced operations on January 2, 1998.
(c)	Not annualized.
GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statement of Investments

June 30, 2000 (Unaudited)

GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Shares	Description	Value

Mutual Funds (Institutional Shares) – 99.9%

Equity – 99.9%
4,376,039	Goldman Sachs CORE International Equity Fund – 35.0%	$ 52,074,861
1,573,771	Goldman Sachs CORE Large Cap Growth Fund – 22.7%	33,788,853
3,088,533	Goldman Sachs CORE Large Cap Value Fund – 20.8%	30,916,214
969,502	Goldman Sachs Emerging Markets Equity Fund – 7.3%	10,839,033
848,568	Goldman Sachs CORE Small Cap Equity Fund – 7.0%	10,496,784
426,981	Goldman Sachs International Small Cap Equity Fund – 4.7%	6,938,444
367,902	Goldman Sachs Real Estate Securities Fund – 2.4%	3,638,553

		$ 148,692,742

TOTAL MUTUAL FUNDS
(Cost $126,618,317)		$ 148,692,742

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 0.0%

Joint Repurchase Agreement Account II
$100,000	6.87%	7/03/2000	$ 100,000

TOTAL REPURCHASE AGREEMENT ACCOUNT
(Cost $100,000)			$ 100,000

TOTAL INVESTMENTS
(Cost $126,718,317)			$148,792,742

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at
1-800-526-7384 or visit us on the web at www.gs.com/funds.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Assets and Liabilities
June 30, 2000 (Unaudited)

	Conservative Strategy	Balanced Strategy	Growth and Income Strategy	Growth Strategy	Aggressive Growth Strategy

Assets:
Investment in securities, at value (identified cost $13,535,636, $83,619,101, $387,705,783, $292,231,850, $126,718,317, respectively)	$13,620,911	$87,982,957	$428,925,906	$336,648,060	$148,792,742
Cash	—	19,284	634,584	408,627	252,586
Receivables:
Investment securities sold	331,012	1,916,783	23,388,799	11,965,352	1,492,000
Dividends and interest	46,547	193,200	461,723	133,842	19
Fund shares sold	33,698	31,403	243,686	319,645	399,984
Reimbursement from adviser	61,540	88,108	94,697	97,634	91,169
Deferred organization expenses, net	—	7,826	7,826	7,826	7,826
Other assets	1,497	40,429	104,958	86,145	58,325

Total assets	14,095,205	90,279,990	453,862,179	349,667,131	151,094,651

Liabilities:
Due to Custodian	16,720	—	—	—	—
Payables:
Investment securities purchased	293,000	1,816,000	23,282,000	11,784,000	1,602,560
Fund shares repurchased	12,000	252,361	713,526	673,364	448,294
Amounts owed to affiliates	14,332	75,020	338,148	280,415	121,449
Accrued expenses and other liabilities	40,481	40,407	42,407	43,495	42,800

Total liabilities	376,533	2,183,788	24,376,081	12,781,274	2,215,103

Net Assets:

Paid-in capital	13,782,870	83,465,505	389,335,646	297,931,972	131,425,614
Accumulated undistributed net investment income (loss)	11,088	75,977	382,258	749,976	(362,801)
Accumulated net realized gain (loss) on investment transactions	(160,561)	190,864	(1,451,929)	(6,212,301)	(4,257,690)
Net unrealized gain on investments	85,275	4,363,856	41,220,123	44,416,210	22,074,425

NET ASSETS	$ 13,718,672	$ 88,096,202	$429,486,098	$336,885,857	$148,879,548

Net asset value, offering and redemption price per share:(a)
Class A	$ 10.14	$ 10.84	$ 11.56	$ 12.07	$ 12.33
Class B	$ 10.14	$ 10.83	$ 11.54	$ 12.00	$ 12.25
Class C	$ 10.14	$ 10.83	$ 11.54	$ 12.00	$ 12.26
Institutional	$ 10.16	$ 10.83	$ 11.58	$ 12.09	$ 12.35
Service	$ 10.15	$ 10.84	$ 11.54	$ 12.05	$ 12.31

Shares outstanding:
Class A	90,165	3,100,770	15,574,240	11,498,465	4,863,684
Class B	1,025,679	2,797,292	11,558,217	9,957,394	3,862,903
Class C	208,064	2,043,070	7,811,546	6,044,109	2,948,145
Institutional	20,426	164,093	2,078,694	463,209	428,634
Service	8,397	26,975	158,579	40,899	9,695

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	1,352,731	8,132,200	37,181,276	28,004,076	12,113,061

(a)
Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Conservative, Balanced, Growth and Income, Growth and Aggressive Growth Strategy Portfolios is $10.73, $11.47, $12.23, $12.77 and $13.05, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Operations
For the Six Months Ended June 30, 2000 (Unaudited)

	Conservative Strategy	Balanced Strategy	Growth and Income Strategy	Growth Strategy	Aggressive Growth Strategy

Investment income:

Income distributions from underlying funds	$349,149	$1,642,886	$ 5,293,297	$ 2,273,513	$ 338,901
Interest	267	—	1,323	1,015	3,130

Total income	349,416	1,642,886	5,294,620	2,274,528	342,031

Expenses:

Management fees	24,773	158,583	766,258	575,078	247,469
Distribution and Service fees (a)	65,080	311,726	1,364,214	1,113,580	465,128
Transfer Agent fees (a)	13,263	84,495	395,345	307,265	131,015
Registration fees	24,635	24,863	37,295	36,972	27,276
Professional fees	15,091	16,993	16,993	16,993	16,781
Custodian fees	14,613	11,288	12,353	14,421	11,852
Trustee fees	4,876	4,876	4,876	4,876	4,876
Service Share fees	161	808	4,509	1,577	323
Amortization of deferred organization expenses	—	1,558	1,558	1,558	1,558
Other	17,771	47,030	47,287	46,130	47,108

Total expenses	180,263	662,220	2,650,688	2,118,450	953,386

Less — expenses reimbursed and fees waived	(90,858)	(194,512)	(549,466)	(442,994)	(248,034)

Net expenses	89,405	467,708	2,101,222	1,675,456	705,352

NET INVESTMENT INCOME (LOSS)	260,011	1,175,178	3,193,398	599,072	(363,321)

Realized and unrealized gain (loss) on investment transactions:

Net realized gain (loss) from investment transactions	(88,985)	1,433,468	7,805,289	4,826,305	1,851,874
Net change in unrealized gain (loss) on investments	37,386	(2,804,997)	(13,712,692)	(10,752,543)	(4,791,723)

Net realized and unrealized loss on investment transactions:	(51,599)	(1,371,529)	(5,907,403)	(5,926,238)	(2,939,849)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$208,412	$ (196,351)	$ (2,714,005)	$ (5,327,166)	$(3,303,170)

(a)	The fees were as follows:

	Distribution and Service fees			Transfer Agent fees
	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service
Conservative Strategy Portfolio	$ 1,489	$ 51,244	$ 12,347	$ 1,131	$ 9,736	$ 2,346	$ 37	$ 13
Balanced Strategy Portfolio	43,584	156,274	111,868	33,123	29,692	21,255	360	65
Growth and Income Strategy Portfolio	229,201	681,531	453,482	174,193	129,491	86,161	5,139	361
Growth Strategy Portfolio	165,565	594,205	353,810	125,830	112,899	67,224	1,186	126
Aggressive Growth Strategy Portfolio	73,254	232,666	159,208	55,672	44,207	30,249	861	26

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2000 (Unaudited)

	Conservative Strategy	Balanced Strategy	Growth and Income Strategy	Growth Strategy	Aggressive Growth Strategy

From operations:

Net investment income (loss)	$ 260,011	$ 1,175,178	$ 3,193,398	$ 599,072	$ (363,321)
Net realized gain (loss) from investment transactions	(88,985)	1,433,468	7,805,289	4,826,305	1,851,874
Net change in unrealized gain (loss) on investments	37,386	(2,804,997)	(13,712,692)	(10,752,543)	(4,791,723)

Net increase (decrease) in net assets resulting from operations	208,412	(196,351)	(2,714,005)	(5,327,166)	(3,303,170)

Distributions to shareholders:

From net investment income
Class A Shares	(24,794)	(521,344)	(1,669,872)	—	—
Class B Shares	(184,483)	(356,567)	(738,091)	—	—
Class C Shares	(44,753)	(261,257)	(497,507)	—	—
Institutional Shares	(4,537)	(31,009)	(268,869)	—	—
Service Shares	(1,497)	(3,031)	(16,433)	—	—

Total distributions to shareholders	(260,064)	(1,173,208)	(3,190,772)	—	—

From share transactions:

Proceeds from sales of shares	3,263,314	7,710,786	38,162,431	61,025,384	35,194,715
Reinvestment of dividends and distributions	105,274	1,009,404	2,998,741	—	—
Cost of shares repurchased	(4,183,684)	(17,486,689)	(71,187,867)	(47,823,624)	(21,141,331)

Net increase (decrease) in net assets resulting from share transactions	(815,096)	(8,766,499)	(30,026,695)	13,201,760	14,053,384

TOTAL INCREASE (DECREASE)	(866,748)	(10,136,058)	(35,931,472)	7,874,594	10,750,214

Net assets:

Beginning of period	14,585,420	98,232,260	465,417,570	329,011,263	138,129,334

End of period	$13,718,672	$88,096,202	$429,486,098	$336,885,857	$148,879,548

Accumulated undistributed net investment income (loss)	$ 11,088	$ 75,977	$ 382,258	$ 749,976	$ (362,801)

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Changes in Net Assets
For the Year Ended December 31, 1999

	Conservative Strategy Portfolio (a)	Balanced Strategy Portfolio	Growth and Income Strategy Portfolio	Growth Strategy Portfolio	Aggressive Growth Strategy Portfolio

From operations:

Net investment income (loss)	$ 371,330	$ 2,765,062	$ 7,154,416	$ 1,482,627	$ (326,952)
Net realized gain (loss) from investment transactions	(45,594)	295,053	(4,300,891)	(4,578,554)	(2,608,866)
Net change in unrealized gain on investments	47,889	6,486,202	60,600,001	60,257,599	30,030,774

Net increase in net assets resulting from operations	373,625	9,546,317	63,453,526	57,161,672	27,094,956

Distributions to shareholders:

From net investment income
Class A Shares	(48,073)	(1,283,422)	(3,513,379)	(775,133)	—
Class B Shares	(227,566)	(837,467)	(1,850,557)	(419,987)	—
Class C Shares	(93,720)	(604,293)	(1,236,421)	(239,577)	—
Institutional Shares	(1,684)	(47,311)	(520,875)	(43,647)	—
Service Shares	(287)	(13,741)	(33,184)	(4,283)	—

In excess of net investment income
Class A Shares	(2,527)	(196,066)	(1,212,004)	(1,254,133)	(582,900)
Class B Shares	(11,956)	(127,938)	(638,384)	(679,523)	(166,040)
Class C Shares	(4,924)	(92,317)	(426,526)	(387,627)	(112,211)
Institutional Shares	(88)	(7,228)	(179,686)	(70,618)	(45,376)
Service Shares	(15)	(2,099)	(11,447)	(6,931)	(1,221)

From net realized gain
Class A Shares	(331)	—	(133,498)	—	—
Class B Shares	(2,012)	—	(98,778)	—	—
Class C Shares	(750)	—	(65,692)	—	—
Institutional Shares	(36)	—	(19,412)	—	—
Service Shares	(1)	—	(1,276)	—	—

Total distributions to shareholders	(393,970)	(3,211,882)	(9,941,119)	(3,881,459)	(907,748)

From share transactions:

Proceeds from sales of shares	17,086,075	32,867,922	136,387,842	92,727,150	46,103,886
Reinvestment of dividends and distributions	141,362	2,750,804	9,336,422	3,667,590	888,074
Cost of shares repurchased	(2,621,672)	(42,576,876)	(165,269,449)	(125,249,674)	(45,359,768)

Net increase (decrease) in net assets resulting from share transactions	14,605,765	(6,958,150)	(19,545,185)	(28,854,934)	1,632,192

TOTAL INCREASE (DECREASE)	14,585,420	(623,715)	33,967,222	24,425,279	27,819,400

Net assets:

Beginning of year	—	98,855,975	431,450,348	304,585,984	110,309,934

End of year	$14,585,420	$98,232,260	$465,417,570	$329,011,263	$138,129,334

Accumulated undistributed net investment income	$ 11,141	$ 74,007	$ 379,632	$ 150,904	$ 520

(a)	Commencement date of operations was February 8, 1999.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements
June 30, 2000 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes Goldman Sachs Conservative Strategy Portfolio (“Conservative Strategy”), Goldman Sachs Balanced Strategy Portfolio (“Balanced Strategy”), Goldman Sachs Growth and Income Strategy Portfolio (“Growth and Income Strategy”), Goldman Sachs Growth Strategy Portfolio (“Growth Strategy”) and Goldman Sachs Aggressive Growth Strategy Portfolio (“Aggressive Growth Strategy”), collectively, the “Portfolios” or, individually, a “Portfolio”. All of the Portfolios offer five classes of shares — Class A, Class B, Class C, Institutional and Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A.  Investment Valuation — Each Portfolio invests in a combination of underlying funds (the “Underlying Funds”) for which Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), Goldman Sachs Funds Management L.P. (“GSFM”) and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment adviser. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

B.  Securities Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated on the identified cost basis. Dividend income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. Interest income is recorded on the basis of interest accrued.

C.  Federal Taxes — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required.

        The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of a Portfolio’s distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

        The following Portfolios, at their most recent tax year-ends of December 31, 1999, had approximately the following amounts of capital loss carryforward for U.S. federal tax purposes. These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

Portfolio	Amount	Years of Expiration

Growth and Income Strategy	$5,787,000	2007

Growth Strategy	9,058,000	2007

Aggressive Growth Strategy	4,741,000	2007

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2000 (Unaudited)

At June 30, 2000, the Portfolios’ aggregate cost of portfolio securities, gross unrealized gain on investments and gross unrealized loss on investments for federal income tax purposes were as follows:

Portfolio	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain

Conservative Strategy	$ 13,564,393	$ 440,818	$ 384,300	$ 56,518

Balanced Strategy	84,370,284	5,182,150	1,569,477	3,612,673

Growth and Income Strategy	390,486,157	43,390,450	4,950,701	38,439,749

Growth Strategy	293,699,184	44,331,551	1,382,675	42,948,876

Aggressive Growth Strategy	127,655,189	22,119,174	981,621	21,137,553

D.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios based on a straight-line or pro rata basis depending upon the nature of the expense.

        Class A, Class B and Class C shareholders of the Portfolios bear all expenses and fees relating to their respective Distribution and Service plans. Shareholders of Service shares bear all expenses and fees paid to service organizations. Each class of shares of the Portfolios separately bears its respective class-specific Transfer Agency fees.

E.  Deferred Organization Expenses —  Organization-related costs are being amortized on a straight-line basis over a period of five years beginning with the commencement of each Portfolio’s operations (with the exception of the Conservative Strategy Portfolio which were completely expensed in the first fiscal year).

3. AGREEMENTS

GSAM serves as investment adviser to the Portfolios pursuant to an Investment Management Agreement (the “Agreement”). Under the Agreement, GSAM, subject to the general supervision of the Trust’s Board of Trustees, manages the Portfolios. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolio’s business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .35% of the average daily net assets of each Portfolio. For the six months ended June 30, 2000, GSAM has voluntarily agreed to waive a portion of the Management fee equal annually to .20% of each Portfolio’s average daily net assets. GSAM may discontinue or modify this waiver in the future at its discretion.

        The investment adviser has voluntarily agreed to limit “Other Expenses” (excluding Management fees, Distribution and Service fees, Transfer Agent fees, taxes, interest, brokerage, litigation, Service Share fees, indemnification costs and other extraordinary expenses) to the extent that such expenses exceed .00% of the average daily net assets of each Portfolio.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

For the six months ended June 30, 2000, the adviser waived and reimbursed certain expenses as follows (in thousands):

Portfolio	Management Fee Waivers	Reimbursement	Total

Conservative Strategy	$ 14	$ 77	$ 91

Balanced Strategy	91	104	195

Growth and Income Strategy	438	111	549

Growth Strategy	329	114	443

Aggressive Growth Strategy	141	107	248

        Goldman Sachs serves as Distributor of the shares of the Portfolios pursuant to Distribution Agreements. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges and has advised the Portfolios that it retained approximately $400, $2,000, $28,000, $92,000 and $20,000 for the six months ended June 30, 2000, from the Conservative, Balanced, Growth and Income, Growth and Aggressive Growth Strategy Portfolios, respectively.

        The Trust, on behalf of each Portfolio, has adopted Distribution and Service Plans. Under the Distribution and Service Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Portfolio for distribution and shareholder maintenance services equal, on an annual basis, to .25%, 1.00% and 1.00% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

        The Trust, on behalf of each Portfolio, has adopted Service Plans. These plans allow for Service Shares to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers, who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations in an amount up to .50% (on an annualized basis), respectively, of the average daily net asset value of the Service Shares.

        Goldman Sachs also serves as Transfer Agent to the Portfolios for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of average daily net assets for Class A, Class B and Class C Shares and .04% of average daily net assets for Institutional and Service Shares.

At June 30, 2000, the amounts owed to affiliates were as follows (in thousands):

Portfolio	Management Fees	Transfer Agent Fees	Distribution and Service Fees	Total

Conservative Strategy	$2	$2	$10	$14

Balanced Strategy	11	14	50	75

Growth and Income Strategy	53	64	221	338

Growth Strategy	41	52	187	280

Aggressive Growth Strategy	18	22	81	121

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2000 (Unaudited)

4. PORTFOLIO SECURITY TRANSACTIONS

Purchases and proceeds of sales or maturities of long-term securities for the six months ended June 30, 2000, were as follows:

Portfolio	Purchases	Sales

Conservative Strategy	$ 4,291,078	$ 4,966,448

Balanced Strategy	9,504,783	17,938,543

Growth and Income Strategy	52,917,996	82,352,372

Growth Strategy	55,468,465	41,966,089

Aggressive Growth Strategy	28,027,174	13,449,422

5. LINE OF CREDIT FACILITY

Effective May 31, 2000, the Portfolios participate in a $350,000,000 committed, unsecured revolving line of credit facility.

Prior thereto, the Portfolios participated in a $250,000,000 committed and a $250,000,000 uncommitted, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 400% of the total bank borrowings. These facilities are to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Portfolios based on the amount of the commitment, which has not been utilized. During the six months ended June 30, 2000, the Portfolios did not have any borrowings under any of these facilities.

6. REPURCHASE AGREEMENTS

During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ custodian.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

7. JOINT REPURCHASE AGREEMENT ACCOUNT

The Portfolios, together with other registered investment companies having management agreements with GSAM or their affiliates, transfer uninvested cash balances into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

        At June 30, 2000, Aggressive Growth Strategy had an undivided interest in the repurchase agreements in the following joint account which equaled $100,000 in principal amount. At June 30, 2000, the following repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations.

Repurchase Agreements	Principal Amount	Interest Rate	Maturity Date	Amortized Cost	Maturity Value

ABN/AMRO, Inc.	$995,900,000	6.85%	07/03/2000	$ 995,900,000	$ 996,468,493

Banc of America Securities LLC	800,000,000	6.88	07/03/2000	800,000,000	800,458,667

Bear Stearns Companies, Inc.	500,000,000	6.85	07/03/2000	500,000,000	500,285,417

Donaldson, Lufkin & Jenrette, Inc.	500,000,000	6.90	07/03/2000	500,000,000	500,287,500

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT II				$2,795,900,000	$2,797,500,077

8. CHANGE IN INDEPENDENT ACCOUNTANTS

On October 26, 1999, the Board of Trustees of the Portfolios, upon the recommendation of the Board’s audit committee, determined not to retain Arthur Andersen LLP and approved a change of the Portfolios’ independent accountants to PricewaterhouseCoopers LLP. For the fiscal years ended December 31, 1999 and December 31, 1998, Arthur Andersen LLP’s audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Portfolios and Arthur Andersen LLP on accounting principles or practices, financial statement disclosure or audit scope or procedure, which if not resolved to the satisfaction of Arthur Andersen LLP, would have caused them to make reference to the disagreement in their report.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2000 (Unaudited)

9. SUMMARY OF SHARE TRANSACTIONS

Share activity for the six months ended June 30, 2000 (Unaudited) was as follows:

	Conservative Strategy		Balanced Strategy

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	15,215	$ 154,065	289,882	$3,154,933
Reinvestment of dividends and distributions	2,389	24,026	44,125	479,994
Shares repurchased	(94,300)	(951,090)	(852,100)	(9,252,962)

	(76,696)	(772,999)	(518,093)	(5,618,035)

Class B Shares
Shares sold	172,945	1,749,787	119,402	1,291,995
Reinvestment of dividends and distributions	3,235	32,639	25,360	275,719
Shares repurchased	(177,462)	(1,795,208)	(345,377)	(3,747,544)

	(1,282)	(12,782)	(200,615)	(2,179,830)

Class C Shares
Shares sold	103,087	1,037,648	275,814	2,982,427
Reinvestment of dividends and distributions	4,225	42,563	20,485	222,681
Shares repurchased	(136,820)	(1,380,042)	(378,175)	(4,100,236)

	(29,508)	(299,831)	(81,876)	(895,128)

Institutional Shares
Shares sold	24,441	246,139	26,048	281,431
Reinvestment of dividends and distributions	449	4,537	2,852	31,010
Shares repurchased	(5,020)	(51,299)	(24,365)	(264,772)

	19,870	199,377	4,535	47,669

Service Shares
Shares sold	7,460	75,675	—	—
Reinvestment of dividends and distributions	149	1,509	—	—
Shares repurchased	(592)	(6,045)	(11,146)	(121,175)

	7,017	71,139	(11,146)	(121,175)

NET INCREASE (DECREASE)	(80,599)	$ (815,096)	(807,195)	$(8,766,499)

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Growth and Income Strategy		Growth Strategy		Aggressive Growth Strategy

Shares	Dollars	Shares	Dollars	Shares	Dollars

1,545,150	$17,859,756	2,520,171	$30,385,100	1,092,205	$13,485,128
136,353	1,588,494	—	—	—	—
(2,769,446)	(31,977,817)	(1,670,232)	(19,994,385)	(860,246)	(10,555,437)

(1,087,943)	(12,529,567)	849,939	10,390,715	231,959	2,929,691

829,812	9,547,251	1,175,725	14,085,602	615,545	7,531,981
57,026	662,556	—	—	—	—
(1,620,733)	(18,715,802)	(1,205,056)	(14,444,990)	(528,031)	(6,502,896)

(733,895)	(8,505,995)	(29,331)	(359,388)	87,514	1,029,085

865,952	9,974,597	1,292,620	15,487,683	938,805	11,528,761
40,393	469,167	—	—	—	—
(1,269,404)	(14,643,066)	(987,609)	(11,881,613)	(263,399)	(3,243,312)

(363,059)	(4,199,302)	305,011	3,606,070	675,406	8,285,449

49,888	623,827	86,353	1,046,999	212,222	2,643,438
23,046	268,869	—	—	—	—
(487,058)	(5,681,999)	(104,718)	(1,250,855)	(66,880)	(818,920)

(414,124)	(4,789,303)	(18,365)	(203,856)	145,342	1,824,518

13,605	157,000	1,658	20,000	446	5,407
830	9,655	—	—	—	—
(14,538)	(169,183)	(20,871)	(251,781)	(1,659)	(20,766)

(103)	(2,528)	(19,213)	(231,781)	(1,213)	(15,359)

(2,599,124)	$(30,026,695)	1,088,041	$13,201,760	1,139,008	$14,053,384

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2000 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS

Share activity for the year ended December 31, 1999 was as follows:

	Conservative Strategy Portfolio (a)		Balanced Strategy Portfolio

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	173,881	$ 1,765,520	1,452,214	$15,248,899
Reinvestment of dividends and distributions	4,900	49,622	127,553	1,355,167
Shares repurchased	(11,920)	(120,892)	(1,862,291)	(19,620,571)

	166,861	1,694,250	(282,524)	(3,016,505)

Class B Shares
Shares sold	1,075,897	10,973,463	606,873	6,367,717
Reinvestment of dividends and distributions	3,547	35,869	70,976	755,337
Shares repurchased	(52,483)	(530,826)	(954,896)	(10,069,732)

	1,026,961	10,478,506	(277,047)	(2,946,678)

Class C Shares
Shares sold	425,917	4,326,427	931,443	9,788,481
Reinvestment of dividends and distributions	5,474	55,366	54,712	582,252
Shares repurchased	(193,819)	(1,965,908)	(1,206,850)	(12,784,018)

	237,572	2,415,885	(220,695)	(2,413,285)

Institutional Shares
Shares sold	543	6,876	137,748	1,461,448
Reinvestment of dividends and distributions	19	198	5,105	54,535
Shares repurchased	(6)	(62)	(3,152)	(33,277)

	556	7,012	139,701	1,482,706

Service Shares
Shares sold	1,356	13,789	131	1,377
Reinvestment of dividends and distributions	30	307	330	3,513
Shares repurchased	(6)	(3,984)	(6,511)	(69,278)

	1,380	10,112	(6,050)	(64,388)

NET INCREASE (DECREASE)	1,433,330	$14,605,765	(646,615)	$ (6,958,150)

(a)	Class A, Class B, Class C, Institutional and Service Share activity commenced on February 8, 1999.
GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Growth and Income Strategy Portfolio		Growth Strategy Portfolio		Aggressive Growth Strategy Portfolio

Shares	Dollars	Shares	Dollars	Shares	Dollars

5,321,949	$ 57,499,167	2,940,937	$32,088,679	1,807,637	$19,472,820
420,316	4,671,976	161,757	1,953,023	46,124	572,389
(6,552,403)	(70,781,847)	(4,972,176)	(54,217,259)	(1,860,531)	(20,223,331)

(810,138)	(8,610,704)	(1,869,482)	(20,175,557)	(6,770)	(178,122)

2,489,932	26,764,231	2,725,853	29,543,291	1,035,164	11,351,648
209,269	2,340,983	84,773	1,021,397	13,429	165,006
(3,809,849)	(40,992,020)	(3,454,501)	(37,424,031)	(1,335,025)	(14,327,319)

(1,110,648)	(11,886,806)	(643,875)	(6,859,343)	(286,432)	(2,810,665)

2,921,455	31,397,342	2,351,893	25,617,083	1,091,686	12,048,959
143,029	1,597,077	47,622	574,333	8,448	104,481
(4,612,257)	(49,632,323)	(2,877,112)	(31,223,289)	(967,274)	(10,464,012)

(1,547,773)	(16,637,904)	(477,597)	(5,031,873)	132,860	1,689,428

1,887,228	20,170,815	472,955	5,210,566	297,675	3,228,730
62,592	699,173	9,005	108,686	3,656	45,376
(326,161)	(3,557,595)	(214,720)	(2,348,650)	(30,201)	(331,894)

1,623,659	17,312,393	267,240	2,970,602	271,130	2,942,212

53,127	556,287	25,821	267,531	151	1,729
2,455	27,213	841	10,151	66	822
(27,488)	(305,664)	(3,260)	(36,445)	(1,195)	(13,212)

28,094	277,836	23,402	241,237	(978)	(10,661)

(1,816,806)	$ (19,545,185)	(2,700,312)	$(28,854,934)	109,810	$ 1,632,192

GOLDMAN SACHS CONSERVATIVE STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout each Period

		Income from investment operations (a)				Distributions to shareholders

	Net asset value, beginning of period	Net investment income		Net realized and unrealized gain (loss)		From net investment income	In excess of net investment income	From net realized gain	Net increase (decrease) in net asset value

FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2000 - Class A Shares	$10.17	$0.23		$(0.04)		$(0.22)	$ —	—	$(0.03)
2000 - Class B Shares	10.18	0.18		(0.04)		(0.18)	—	—	(0.04)
2000 - Class C Shares	10.17	0.18		(0.03)		(0.18)	—	—	(0.03)
2000 - Institutional Shares	10.18	0.24		(0.02)		(0.24)	—	—	(0.02)
2000 - Service Shares	10.18	0.22	(f)	(0.03	) (f)	(0.22)	—	—	(0.03)

FOR THE PERIOD ENDED DECEMBER 31, (e)

1999 - Class A Shares	10.00	0.36		0.18		(0.36)	(0.01)	—	0.17
1999 - Class B Shares	10.00	0.30		0.19		(0.30)	(0.01)	—	0.18
1999 - Class C Shares	10.00	0.29		0.18		(0.29)	(0.01)	—	0.17
1999 - Institutional Shares	10.00	0.40	(f)	0.20	(f)	(0.40)	(0.02)	—	0.18
1999 - Service Shares	10.00	0.53		0.02		(0.37)	—	—	0.18

(a)	Includes the balancing effect of calculating per share amounts.

(b)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account.

(c)	Annualized.

(d)	Not annualized.

(e)	Class A, Class B, Class C, Institutional and Service Share activity commenced on February 8, 1999.

(f)	Calculated based on average shares outstanding methodology.
The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CONSERVATIVE STRATEGY PORTFOLIO

					Ratios assuming no voluntary waiver of fees or expense limitations

Net asset value, end of period	Total return (b)(d)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets (c)	Ratio of net investment income (loss) to average net assets (c)	Portfolio turnover rate (d)

$10.14	1.90%	$ 914	0.59%	4.23%	1.87%	2.95%	30.39%
10.14	1.41	10,402	1.34	3.60	2.62	2.32	30.39
10.14	1.52	2,110	1.34	3.58	2.62	2.30	30.39
10.16	2.21	208	0.19	4.90	1.47	3.62	30.39
10.15	1.89	85	0.69	4.43	1.97	3.15	30.39

10.17	5.52	1,697	0.59	4.38	3.46	1.51	62.99
10.18	4.92	10,451	1.34	3.74	4.21	0.87	62.99
10.17	4.79	2,417	1.34	3.62	4.21	0.75	62.99
10.18	6.04	6	0.19	4.43	3.06	1.56	62.99
10.18	5.56	14	0.69	2.39	3.56	(0.48)	62.99

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout each Period

		Income from investment operations (a)		Distributions to shareholders

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	From net investment income	In excess of net investment income	From net realized gain	Net increase (decrease) in net asset value

FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2000 - Class A Shares	$10.99	$0.17	$(0.15)	$(0.17)	$ —	$ —	$(0.15)
2000 - Class B Shares	10.98	0.13	(0.15)	(0.13)	—	—	(0.15)
2000 - Class C Shares	10.99	0.12	(0.15)	(0.13)	—	—	(0.16)
2000 - Institutional Shares	10.99	0.19	(0.16)	(0.19)	—	—	(0.16)
2000 - Service Shares	10.99	0.17	(0.16)	(0.16)	—	—	(0.15)

FOR THE YEAR ENDED DECEMBER 31,

1999 - Class A Shares	10.31	0.34	0.73	(0.34)	(0.05)	—	0.68
1999 - Class B Shares	10.31	0.26	0.72	(0.26)	(0.05)	—	0.67
1999 - Class C Shares	10.32	0.27	0.71	(0.27)	(0.04)	—	0.67
1999 - Institutional Shares	10.32	0.37	0.74	(0.37)	(0.07)	—	0.67
1999 - Service Shares	10.31	0.33	0.73	(0.33)	(0.05)	—	0.68

FOR THE PERIOD ENDED DECEMBER 31, (e)

1998 - Class A Shares	10.00	0.25	0.38	(0.25)	(0.03)	(0.04)	0.31
1998 - Class B Shares	10.00	0.19	0.38	(0.19)	(0.03)	(0.04)	0.31
1998 - Class C Shares	10.00	0.19	0.39	(0.19)	(0.03)	(0.04)	0.32
1998 - Institutional Shares	10.00	0.30	0.39	(0.30)	(0.03)	(0.04)	0.32
1998 - Service Shares	10.00	0.25	0.37	(0.25)	(0.02)	(0.04)	0.31

(a)	Includes the balancing effect of calculating per share amounts.

(b)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account.

(c)	Annualized.

(d)	Not annualized.

(e)	Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.
The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

								Ratios assuming no voluntary waiver of fees or expense limitations

Net asset value, end of period	Total return (b)		Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$10.84	0.16	% (d)	$33,599	0.59	% (c)	3.02	% (c)	1.02	% (c)	2.59	% (c)	10.43	% (d)
10.83	(0.22	) (d)	30,293	1.34	(c)	2.28	(c)	1.77	(c)	1.85	(c)	10.43	(d)
10.83	(0.30	) (d)	22,135	1.34	(c)	2.30	(c)	1.77	(c)	1.87	(c)	10.43	(d)
10.83	0.27	(d)	1,777	0.19	(c)	3.44	(c)	0.62	(c)	3.01	(c)	10.43	(d)
10.84	0.09	(d)	292	0.69	(c)	2.90	(c)	1.12	(c)	2.47	(c)	10.43	(d)

10.99	10.58		39,774	0.59		3.17		1.05		2.71		51.24
10.98	9.66		32,932	1.34		2.42		1.80		1.96		51.24
10.99	9.63		23,354	1.34		2.40		1.80		1.94		51.24
10.99	10.92		1,753	0.19		3.93		0.65		3.47		51.24
10.99	10.47		419	0.69		3.04		1.15		2.58		51.24

10.31	6.38	(d)	40,237	0.60	(c)	3.03	(c)	1.46	(c)	2.17	(c)	50.84	(d)
10.31	5.75	(d)	33,763	1.30	(c)	2.38	(c)	2.08	(c)	1.60	(c)	50.84	(d)
10.32	5.83	(d)	24,195	1.30	(c)	2.34	(c)	2.08	(c)	1.56	(c)	50.84	(d)
10.32	6.99	(d)	205	0.24	(c)	3.55	(c)	1.02	(c)	2.77	(c)	50.84	(d)
10.31	6.30	(d)	456	0.74	(c)	2.90	(c)	1.52	(c)	2.12	(c)	50.84	(d)

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout each Period

		Income from investment operations (a)		Distributions to shareholders

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	From net investment income	In excess of net investment income	From net realized gain	Net increase (decrease) in net asset value

FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2000 - Class A Shares	$11.71	$0.11	$(0.15)	$(0.11)	$ —	$ —	$(0.15)
2000 - Class B Shares	11.69	0.06	(0.15)	(0.06)	—	—	(0.15)
2000 - Class C Shares	11.69	0.06	(0.15)	(0.06)	—	—	(0.15)
2000 - Institutional Shares	11.71	0.14	(0.14)	(0.13)	—	—	(0.13)
2000 - Service Shares	11.69	0.09	(0.14)	(0.10)	—	—	(0.15)

FOR THE YEAR ENDED DECEMBER 31,

1999 - Class A Shares	10.38	0.22	1.40	(0.22)	(0.06)	(0.01)	1.33
1999 - Class B Shares	10.36	0.14	1.40	(0.14)	(0.06)	(0.01)	1.33
1999 - Class C Shares	10.36	0.14	1.40	(0.14)	(0.06)	(0.01)	1.33
1999 - Institutional Shares	10.39	0.27	1.39	(0.27)	(0.06)	(0.01)	1.32
1999 - Service Shares	10.37	0.20	1.40	(0.20)	(0.07)	(0.01)	1.32

FOR THE PERIOD ENDED DECEMBER 31, (e)

1998 - Class A Shares	10.00	0.18	0.47	(0.18)	(0.04)	(0.05)	0.38
1998 - Class B Shares	10.00	0.12	0.46	(0.12)	(0.05)	(0.05)	0.36
1998 - Class C Shares	10.00	0.12	0.46	(0.12)	(0.05)	(0.05)	0.36
1998 - Institutional Shares	10.00	0.20	0.49	(0.20)	(0.05)	(0.05)	0.39
1998 - Service Shares	10.00	0.16	0.48	(0.16)	(0.06)	(0.05)	0.37

(a)	Includes the balancing effect of calculating per share amounts.

(b)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account.

(c)	Annualized.

(d)	Not annualized.

(e)	Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Ratios assuming no voluntary waiver of fees or expense limitations

Net asset value, end of period	Total return (b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate

$11.56	(0.37	)% (d)	$180,084	0.59	% (c)	1.82	% (c)	0.84	% (c)	1.57	% (c)	12.18	% (d)
11.54	(0.74	) (d)	133,383	1.34	(c)	1.07	(c)	1.59	(c)	0.82	(c)	12.18	(d)
11.54	(0.74	) (d)	90,114	1.34	(c)	1.08	(c)	1.59	(c)	0.83	(c)	12.18	(d)
11.58	—	(d)	24,075	0.19	(c)	2.20	(c)	0.44	(c)	1.95	(c)	12.18	(d)
11.54	(0.41	) (d)	1,830	0.69	(c)	1.75	(c)	0.94	(c)	1.50	(c)	12.18	(d)

11.71	15.79	195,153	0.59	2.00	0.85	1.74	49.06
11.69	14.95	143,686	1.34	1.24	1.60	0.98	49.06
11.69	14.94	95,523	1.34	1.23	1.60	0.97	49.06
11.71	16.14	29,200	0.19	2.53	0.45	2.27	49.06
11.69	15.60	1,856	0.69	1.91	0.95	1.65	49.06

10.38	6.55	(d)	181,441	0.60	(c)	2.37	(c)	1.05	(c)	1.92	(c)	41.91	(d)
10.36	5.82	(d)	138,914	1.30	(c)	1.72	(c)	1.68	(c)	1.34	(c)	41.91	(d)
10.36	5.80	(d)	100,711	1.30	(c)	1.68	(c)	1.68	(c)	1.30	(c)	41.91	(d)
10.39	6.96	(d)	9,030	0.23	(c)	2.97	(c)	0.61	(c)	2.59	(c)	41.91	(d)
10.37	6.43	(d)	1,354	0.73	(c)	2.28	(c)	1.11	(c)	1.90	(c)	41.91	(d)

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout each Period

		Income from investment operations (a)		Distributions to shareholders

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	From net investment income	In excess of net investment income	From net realized gain	Net increase (decrease) in net asset value

FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2000 - Class A Shares	$12.24	$0.05	$(0.22)	$ —	$ —	$ —	$(0.17)
2000 - Class B Shares	12.21	0.01	(0.22)	—	—	—	(0.21)
2000 - Class C Shares	12.22	0.01	(0.23)	—	—	—	(0.22)
2000 - Institutional Shares	12.23	0.08	(0.22)	—	—	—	(0.14)
2000 - Service Shares	12.22	0.05	(0.22)	—	—	—	(0.17)

FOR THE YEAR ENDED DECEMBER 31,

1999 - Class A Shares	10.29	0.11	2.03	(0.11)	(0.08)	—	1.95
1999 - Class B Shares	10.28	0.02	2.02	(0.02)	(0.09)	—	1.93
1999 - Class C Shares	10.28	0.02	2.03	(0.02)	(0.09)	—	1.94
1999 - Institutional Shares	10.29	0.13	2.05	(0.13)	(0.11)	—	1.94
1999 - Service Shares	10.29	0.09	2.03	(0.09)	(0.10)	—	1.93

FOR THE PERIOD ENDED DECEMBER 31, (e)

1998 - Class A Shares	10.00	0.10	0.36	(0.10)	(0.02)	(0.05)	0.29
1998 - Class B Shares	10.00	0.05	0.35	(0.05)	(0.02)	(0.05)	0.28
1998 - Class C Shares	10.00	0.05	0.35	(0.05)	(0.02)	(0.05)	0.28
1998 - Institutional Shares	10.00	0.12	0.37	(0.12)	(0.03)	(0.05)	0.29
1998 - Service Shares	10.00	0.09	0.35	(0.09)	(0.01)	(0.05)	0.29

(a)	Includes the balancing effect of calculating per share amounts.

(b)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account.

(c)	Annualized.

(d)	Not annualized.

(e)	Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Ratios assuming no voluntary waiver of fees or expense limitations

Net asset value, end of period	Total return (b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

$12.07	(1.39	)% (d)	$138,782	0.59	% (c)	0.80	% (c)	0.86	% (c)	0.53	% (c)	12.73	% (d)
12.00	(1.72	) (d)	119,457	1.34	(c)	0.03	(c)	1.61	(c)	(0.24	) (c)	12.73	(d)
12.00	(1.80	) (d)	72,556	1.34	(c)	0.04	(c)	1.61	(c)	(0.23	) (c)	12.73	(d)
12.09	(1.14	) (d)	5,598	0.19	(c)	1.18	(c)	0.46	(c)	0.91	(c)	12.73	(d)
12.05	(1.39	) (d)	493	0.69	(c)	0.63	(c)	0.96	(c)	0.36	(c)	12.73	(d)

12.24	20.85		130,322	0.59		0.90		0.87		0.62		49.52
12.21	19.87		121,937	1.34		0.17		1.62		(0.11)		49.52
12.22	19.96		70,127	1.34		0.16		1.62		(0.12)		49.52
12.23	21.24		5,891	0.19		1.40		0.47		1.12		49.52
12.22	20.62		735	0.69		0.87		0.97		0.59		49.52

10.29	4.62	(d)	128,832	0.60	(c)	1.50	(c)	1.15	(c)	0.95	(c)	38.43	(d)
10.28	3.98	(d)	109,246	1.30	(c)	0.83	(c)	1.78	(c)	0.35	(c)	38.43	(d)
10.28	3.96	(d)	63,925	1.30	(c)	0.79	(c)	1.78	(c)	0.31	(c)	38.43	(d)
10.29	4.92	(d)	2,205	0.23	(c)	2.88	(c)	0.71	(c)	2.40	(c)	38.43	(d)
10.29	4.45	(d)	378	0.73	(c)	1.63	(c)	1.21	(c)	1.15	(c)	38.43	(d)

GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout each Period

	Income (loss) from investment operations (a)		Distributions to shareholders

Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	From net investment income	In excess of net investment income	From net realized gain	Net increase (decrease) in net asset value

FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2000 - Class A Shares	$12.61	$(0.01)	$(0.27)	$ —	$ —	$ —	$(0.28)
2000 - Class B Shares	12.57	(0.05)	(0.27)	—	—	—	(0.32)
2000 - Class C Shares	12.57	(0.05)	(0.26)	—	—	—	(0.31)
2000 - Institutional Shares	12.60	0.02	(0.27)	—	—	—	(0.25)
2000 - Service Shares	12.59	(0.02)	(0.26)	—	—	—	(0.28)

FOR THE YEAR ENDED DECEMBER 31,

1999 - Class A Shares	10.16	0.02	2.56	(0.02)	(0.11)	—	2.45
1999 - Class B Shares	10.14	(0.07)	2.54	—	(0.04)	—	2.43
1999 - Class C Shares	10.15	(0.06)	2.53	—	(0.05)	—	2.42
1999 - Institutional Shares	10.16	0.06	2.55	(0.06)	(0.11)	—	2.44
1999 - Service Shares	10.15	—	2.55	—	(0.11)	—	2.44

FOR THE PERIOD ENDED DECEMBER 31, (e)
1998 - Class A Shares	10.00	0.05	0.20	(0.05)	—	(0.04)	0.16
1998 - Class B Shares	10.00	0.01	0.18	(0.01)	—	(0.04)	0.14
1998 - Class C Shares	10.00	0.01	0.19	(0.01)	—	(0.04)	0.15
1998 - Institutional Shares	10.00	0.07	0.20	(0.07)	—	(0.04)	0.16
1998 - Service Shares	10.00	0.04	0.21	(0.04)	(0.02)	(0.04)	0.15

(a)	Includes the balancing effect of calculating per share amounts.

(b)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account.

(c)	Annualized.

(d)	Not annualized.

(e)	Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

							Ratios assuming no voluntary waiver of fees or expense limitations
Net asset value, end of period	Total return (b		Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$12.33	(2.22	)% (d)	$59,975	0.59	% (c)	(0.12	)% (c)	0.94	% (c)	(0.47	)% (c)	9.50	% (d)
12.25	(2.55	) (d)	47,337	1.34	(c)	(0.87	) (c)	1.69	(c)	(1.22	) (c)	9.50	(d)
12.26	(2.47	) (d)	36,154	1.34	(c)	(0.83	) (c)	1.69	(c)	(1.18	) (c)	9.50	(d)
12.35	(1.98	) (d)	5,295	0.19	(c)	0.34	(c)	0.54	(c)	(0.01	) (c)	9.50	(d)
12.31	(2.22	) (d)	119	0.69	(c)	(0.24	) (c)	1.04	(c)	(0.59	) (c)	9.50	(d)

12.61	25.39		58,387	0.59		0.12		1.00		(0.29)		47.34
12.57	24.41		47,462	1.34		(0.63)		1.75		(1.04)		47.34
12.57	24.35		28,573	1.34		(0.61)		1.75		(1.02)		47.34
12.60	25.74		3,570	0.19		0.66		0.60		0.25		47.34
12.59	25.17		137	0.69		0.00		1.10		(0.41)		47.34

10.16	2.57	(d)	47,135	0.60	(c)	0.91	(c)	1.42	(c)	0.09	(c)	26.27	(d)
10.14	1.93	(d)	41,204	1.30	(c)	0.14	(c)	2.05	(c)	(0.61	)(c)	26.27	(d)
10.15	2.04	(d)	21,726	1.30	(c)	0.16	(c)	2.05	(c)	(0.59	)(c)	26.27	(d)
10.16	2.80	(d)	124	0.24	(c)	8.17	(c)	0.99	(c)	7.42	(c)	26.27	(d)
10.15	2.54	(d)	121	0.74	(c)	0.76	(c)	1.49	(c)	0.01	(c)	26.27	(d)

G O L D M A N     S A C H S     A S S E T     A L L O C AT I O N     P O R T F O L I O S

What Makes Asset Allocation at Goldman Sachs Different?

Many investors believe their success depends on investing at the right time or choosing high-performing stocks or bonds. In reality, when investors commit assets and which individual securities they buy are believed to account for just 8.5%* of a portfolio’s return over time. Instead, the asset allocation strategy accounts for the majority of a portfolio’s return.

With this in mind, Goldman Sachs has developed an exclusive asset allocation process that seeks to deliver the full range of global investment opportunities in constantly changing markets.

Goldman Sachs’ proprietary asset allocation strategy is based on an exclusive risk management framework, the Black-Litterman Asset Allocation Model.

Portfolio management teams on-site, around the world including the Americas, Europe and Asia-Pacific regions	Expertise in geographic areas, investment styles, large, mid and small market capitalizations and issuers	This degree of global presence and market expertise cannot be accessed in most mutual funds. We offer five Asset Allocation Portfolios to tap these resources.
Firsthand insights into local cultures, markets and economies	Specialized portfolio management teams that perform their own fundamental analysis of securities — and have access to Goldman Sachs’ Global Investment Research Division	Conservative Strategy
Balanced Strategy
Growth and Income Strategy
Growth Strategy
Aggressive Growth Strategy

A S S E T  A L LOCAT I O N  S T R AT E G I E S

OTHER	GOLDMAN SACHS

Constant.	Tactical.
Rebalance quarterly which keeps asset allocation	Reallocate quarterly which captures changing opportunities
the same over time.	in global markets.

Backward-Looking.	Forward-Looking.
Base allocation decisions on past returns and	Base allocation decisions on expected future returns given
market relationships.	current market conditions.

Inconsistent Risk Profile.	Consistent Risk Profile.
Identify the top performers and overweight that	Focus on how tactical reallocation impacts each Portfolio’s
security/asset class, changing an investor’s original	risk profile, maintaining an investor’s original risk/return
risk/return profile.	profile over time.

* Source: Brinson, Hood & Beebower, “Determinants of Portfolio Performance,” Financial Analysts Journal, May/June 1991.

G O L D M A N   S A C H S   A S S E T   A L L O C AT I O N   P O R T F O L I O S

Goldman Sachs

Asset Allocation Portfolios

How you choose to allocate your assets may have a far greater impact on your portfolio’s total return potential than any other investment decision you can make. By carefully balancing the percentage of your portfolio allocated to each asset class — stocks, bonds and cash — you can tailor it to your current investment goals and timeframes.

The Goldman Sachs Asset Allocation Portfolios offer you easy access to the benefits associated with asset allocation. Each is designed to provide results consistent with your investment objectives via a complementary blend of Goldman Sachs Funds.

Target Your Needs

The five Goldman Sachs Asset Allocation Portfolios — Conservative Strategy, Balanced Strategy, Growth and Income Strategy, Growth Strategy and Aggressive Growth Strategy —are carefully tailored to specific financial goals. As your investment objectives change, you can exchange shares among the Goldman Sachs Asset Allocation Portfolios without any additional charge.* (Please note: in general, greater returns are associated with greater risk.)

For More Information

To learn more about the Goldman Sachs Asset Allocation Portfolios, call your investment professional today.

*The exchange privilege is subject to termination and its terms are subject to change.

TRUSTEES	OFFICERS
Ashok N. Bakhru, Chairman	Douglas C. Grip, President
David B. Ford	Jesse H. Cole, Vice President
Douglas C. Grip	James A. Fitzpatrick, Vice President
John P. McNulty	Nancy L. Mucker, Vice President
Mary P. McPherson	John M. Perlowski, Treasurer
Alan A. Shuch	Peter W. Fortner, Assistant Treasurer
William H. Springer	Philip V. Giuca, Jr., Assistant Treasurer
Richard P. Strubel	Michael J. Richman, Secretary
Howard B. Surloff, Secretary
Amy E. Belanger, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary

GOLDMAN, SACHS & CO.	GOLDMAN SACHS INTERNATIONAL
Distributor and Transfer Agent	133 Fleet Street
London, England EC4A 2BB
GOLDMAN SACHS ASSET MANAGEMENT
Investment Adviser

Visit our internet address: www.gs.com/funds

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.

Goldman, Sachs & Co. is the distributor of the Funds.

The Asset Allocation Conservative Strategy invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investment in such funds. In particular, some of the primary risk factors of this Fund include the price fluctuations of U.S. government securities in response to changes in interest rates; the political risks and currency fluctuations of non-U.S. securities; and the volatility of stock and real estate investments.

The Asset Allocation Balanced Strategy invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Fund include the price fluctuations of U.S. government securities in response to changes in interest rates; the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock and real estate investments.

The Asset Allocation Growth and Income Strategy invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Fund include the price fluctuations of fixed income securities in response to changes in interest rates; the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock investments, including the possibility that small cap stocks will be more difficult to sell during down markets.

The Asset Allocation Growth Strategy invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Fund include the price fluctuations of fixed income securities in response to changes in interest rates; the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock investments, including the possibility that small cap stocks will be more difficult to sell during down markets.

The Asset Allocation Aggressive Growth Strategy invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Fund include the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock investments, including the possibility that small cap stocks will be more difficult to sell during down markets.

Copyright 2000 Goldman, Sachs & Co. All rights reserved. Date of first use: August 29, 2000 00-1154 / AASAR / 44K / 8-00